Segment Financial Information (Details) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues - external customers:
Premiums, revenues - external customers									$ 85,405	$ 79,315	$ 73,608
Services, revenues - external customers									5,819	5,306	5,152
Products, revenues - external customers									2,322	1,925	1,655
Total revenues - external customers									93,546	86,546	80,415
Total revenues - intersegment									0	0	0
Investment and other income									609	592	771
Total revenues	24,030	23,668	23,264	23,193	21,784	21,695	21,655	22,004	94,155	87,138	81,186
Earnings from operations	1,802	2,145	1,901	2,016	1,575	1,676	1,440	1,668	7,864	6,359	5,263
Interest expense									(481)	(551)	(639)
Earnings before income taxes									7,383	5,808	4,624
Total assets	63,063				59,045				63,063	59,045	55,815
Purchases of property, equipment and capitalized software									878	739	791
Depreciation and amortization									1,064	991	981
Goodwill impairment charge									172
UnitedHealthcare [Member]
Revenues - external customers:
Premiums, revenues - external customers									84,158	78,251	72,656
Services, revenues - external customers									4,021	3,941	3,877
Products, revenues - external customers									0	0	0
Total revenues - external customers									88,179	82,192	76,533
Total revenues - intersegment									0	0	0
Investment and other income									551	538	703
Total revenues									88,730	82,730	77,236
Earnings from operations									6,740	4,833	5,178
Interest expense									0	0	0
Earnings before income taxes									6,740	4,833	5,178
Total assets	50,913				49,920				50,913	49,920	47,271
Purchases of property, equipment and capitalized software									525	482	538
Depreciation and amortization									725	679	707
Goodwill impairment charge									0
OptumHealth [Member]
Revenues - external customers:
Premiums, revenues - external customers									1,247	1,064	952
Services, revenues - external customers									331	274	305
Products, revenues - external customers									19	16	13
Total revenues - external customers									1,597	1,354	1,270
Total revenues - intersegment									2,912	2,805	2,522
Investment and other income									56	53	58
Total revenues									4,565	4,212	3,850
Earnings from operations									511	599	608
Interest expense									0	0	0
Earnings before income taxes									511	599	608
Total assets	3,897				3,190				3,897	3,190	2,973
Purchases of property, equipment and capitalized software									117	71	87
Depreciation and amortization									100	105	105
Goodwill impairment charge									0
OptumInsight [Member]
Revenues - external customers:
Premiums, revenues - external customers									0	0	0
Services, revenues - external customers									1,403	1,042	925
Products, revenues - external customers									93	90	95
Total revenues - external customers									1,496	1,132	1,020
Total revenues - intersegment									845	691	532
Investment and other income									1	0	3
Total revenues									2,342	1,823	1,555
Earnings from operations									84	246	232
Interest expense									0	0	0
Earnings before income taxes									84	246	232
Total assets	5,435				2,775				5,435	2,775	1,922
Purchases of property, equipment and capitalized software									156	129	112
Depreciation and amortization									159	128	105
Goodwill impairment charge									172
OptumRx [Member]
Revenues - external customers:
Premiums, revenues - external customers									0	0	0
Services, revenues - external customers									64	49	45
Products, revenues - external customers									2,210	1,819	1,547
Total revenues - external customers									2,274	1,868	1,592
Total revenues - intersegment									14,449	12,532	10,936
Investment and other income									1	1	7
Total revenues									16,724	14,401	12,535
Earnings from operations									529	681	360
Interest expense									0	0	0
Earnings before income taxes									529	681	360
Total assets	3,087				3,092				3,087	3,092	2,827
Purchases of property, equipment and capitalized software									80	57	54
Depreciation and amortization									80	79	64
Goodwill impairment charge									0
Corporate and Intersegment Eliminations [Member]
Revenues - external customers:
Premiums, revenues - external customers									0	0	0
Services, revenues - external customers									0	0	0
Products, revenues - external customers									0	0	0
Total revenues - external customers									0	0	0
Total revenues - intersegment									(18,206)	(16,028)	(13,990)
Investment and other income									0	0	0
Total revenues									(18,206)	(16,028)	(13,990)
Earnings from operations									0	0	(1,115)
Interest expense									(481)	(551)	(639)
Earnings before income taxes									(481)	(551)	(1,754)
Total assets	(269)				68				(269)	68	822
Purchases of property, equipment and capitalized software									0	0	0
Depreciation and amortization									0	0	0
Goodwill impairment charge									$ 0